UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Master Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%            33,900    Boeing Co.                                                          $   1,981,794
                                       6,400    General Dynamics Corp.                                                    685,120
                                      37,300    Honeywell International, Inc.                                           1,387,933
                                       3,500    L-3 Communications Holdings, Inc.                                         248,570
                                      29,100    Lockheed Martin Corp.                                                   1,776,846
                                      14,700    Northrop Grumman Corp.                                                    793,506
                                      21,000    Raytheon Co.                                                              812,700
                                      23,700    Rockwell Collins, Inc.                                                  1,127,883
                                       5,700    United Defense Industries, Inc.                                           418,494
                                       4,200    United Technologies Corp.                                                 426,972
                                                                                                                    -------------
                                                                                                                        9,659,818
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%        10,800    FedEx Corp.                                                             1,014,660
                                       1,000    Ryder System, Inc.                                                         41,700
                                      40,000    United Parcel Service, Inc. Class B                                     2,909,600
                                                                                                                    -------------
                                                                                                                        3,965,960
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                        5,500    Delta Air Lines, Inc. (a)(f)                                               22,275
                                      31,000    Southwest Airlines Co.                                                    441,440
                                                                                                                    -------------
                                                                                                                          463,715
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                 3,000    Cooper Tire & Rubber Co.                                                   55,080
                                      11,500    Dana Corp.                                                                147,085
                                      12,300    Delphi Corp.                                                               55,104
                                       7,100    The Goodyear Tire & Rubber Co. (a)                                         94,785
                                      11,300    Johnson Controls, Inc.                                                    630,088
                                       5,200    Visteon Corp. (a)                                                          29,692
                                                                                                                    -------------
                                                                                                                        1,011,834
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                    83,100    Ford Motor Co. (f)                                                        941,523
                                      19,400    General Motors Corp. (f)                                                  570,166
                                      13,600    Harley-Davidson, Inc.                                                     785,536
                                                                                                                    -------------
                                                                                                                        2,297,225
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                      31,500    Anheuser-Busch Cos., Inc.                                               1,492,785
                                       3,800    Brown-Forman Corp. Class B                                                208,050
                                      94,600    The Coca-Cola Co.                                                       3,941,982
                                      20,100    Coca-Cola Enterprises, Inc.                                               412,452
                                       1,512    Molson Coors Brewing Co. Class B                                          116,681
                                       9,800    Pepsi Bottling Group, Inc.                                                272,930
                                      66,010    PepsiCo, Inc.                                                           3,500,510
                                                                                                                    -------------
                                                                                                                        9,945,390
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.8%                  49,380    Amgen, Inc. (a)                                                         2,874,410
                                      13,310    Biogen Idec, Inc. (a)                                                     459,328
                                      14,768    Gilead Sciences, Inc. (a)                                                 528,694
                                       8,900    Medimmune, Inc. (a)                                                       211,909
                                                                                                                    -------------
                                                                                                                        4,074,341
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.4%               8,500    American Standard Cos., Inc. (a)                                          395,080
                                      42,000    Masco Corp.                                                             1,456,140
                                                                                                                    -------------
                                                                                                                        1,851,220
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                42,500    The Bank of New York Co., Inc.                                          1,234,625
                                       4,100    The Bear Stearns Cos., Inc.                                               409,590
                                      90,100    The Charles Schwab Corp.                                                  946,951
                                      15,100    E*Trade Financial Corp. (a)                                               181,200
                                      13,200    Franklin Resources, Inc.                                                  906,180
                                      16,800    Goldman Sachs Group, Inc.                                               1,847,832
                                      25,300    Janus Capital Group, Inc.                                                 352,935
                                      10,849    Lehman Brothers Holdings, Inc.                                          1,021,542
                                      16,900    Mellon Financial Corp.                                                    482,326
                                      35,900    Merrill Lynch & Co., Inc. (b)                                           2,031,940
                                      43,600    Morgan Stanley                                                          2,496,100
                                       8,700    Northern Trust Corp.                                                      377,928
                                       7,000    T. Rowe Price Group, Inc.                                                 415,660
                                           3    UBS AG Registered                                                             253
                                                                                                                    -------------
                                                                                                                       12,705,062
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                      11,100    Air Products & Chemicals, Inc.                                            702,519
                                      35,594    The Dow Chemical Co.                                                    1,774,361
                                      39,500    E.I. du Pont de Nemours & Co.                                           2,023,980
                                       6,700    Ecolab, Inc.                                                              221,435
                                       4,600    Hercules, Inc. (a)                                                         66,608
                                       6,500    International Flavors & Fragrances, Inc.                                  256,750
                                       9,100    Monsanto Co.                                                              586,950
                                       5,700    PPG Industries, Inc.                                                      407,664
                                      15,700    Praxair, Inc.                                                             751,402
                                       6,100    Rohm & Haas Co.                                                           292,800
                                       3,400    Sigma-Aldrich Corp.                                                       208,250
                                                                                                                    -------------
                                                                                                                        7,292,719

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.9%                9,400    AmSouth Bancorp                                                     $     243,930
                                      24,925    BB&T Corp.                                                                974,069
                                     160,322    Bank of America Corp.                                                   7,070,200
                                       6,300    Comerica, Inc.                                                            347,004
                                       2,218    Compass Bancshares, Inc.                                                  100,697
                                          34    Fifth Third Bancorp                                                         1,461
                                       2,100    First Horizon National Corp.                                               85,659
                                       5,348    Huntington Bancshares, Inc.                                               127,817
                                      12,700    Keycorp                                                                   412,115
                                       3,300    M&T Bank Corp.                                                            336,798
                                       6,100    Marshall & Ilsley Corp.                                                   254,675
                                      50,600    National City Corp.                                                     1,695,100
                                      14,766    North Fork Bancorporation, Inc.                                           409,609
                                       8,135    PNC Financial Services Group, Inc.                                        418,790
                                      46,395    Regions Financial Corp.                                                 1,503,198
                                      10,257    Riggs National Corp. (a)                                                  195,806
                                      14,100    SunTrust Banks, Inc.                                                    1,016,187
                                      12,300    Synovus Financial Corp.                                                   342,678
                                      71,154    US Bancorp                                                              2,050,658
                                       1,183    Unizan Financial Corp.                                                     30,758
                                      59,588    Wachovia Corp.                                                          3,033,625
                                      66,155    Wells Fargo & Co.                                                       3,956,069
                                       1,800    Zions Bancorporation                                                      124,236
                                                                                                                    -------------
                                                                                                                       24,731,139
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                 19,600    Allied Waste Industries, Inc. (a)                                         143,276
Supplies - 1.1%                        2,300    Avery Dennison Corp.                                                      142,439
                                      75,400    Cendant Corp.                                                           1,548,716
                                       6,000    Cintas Corp.                                                              247,860
                                       5,400    Equifax, Inc.                                                             165,726
                                       9,300    H&R Block, Inc.                                                           470,394
                                      46,700    Insurance Auto Auctions, Inc. (a)                                       1,300,595
                                       6,600    Pitney Bowes, Inc.                                                        297,792
                                       7,391    RR Donnelley & Sons Co.                                                   233,703
                                       3,600    Robert Half International, Inc.                                            97,056
                                      26,800    Waste Management, Inc.                                                    773,180
                                                                                                                    -------------
                                                                                                                        5,420,737
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%       32,700    ADC Telecommunications, Inc. (a)                                           65,073
                                       6,400    Andrew Corp. (a)                                                           74,944
                                      12,900    Avaya, Inc. (a)                                                           150,672
                                      22,800    Ciena Corp. (a)                                                            39,216
                                     260,900    Cisco Systems, Inc. (a)                                                 4,667,501
                                      61,900    Corning, Inc. (a)                                                         688,947
                                      57,400    JDS Uniphase Corp. (a)                                                     95,858
                                     197,000    Lucent Technologies, Inc. (a)(f)                                          541,750
                                     107,303    Motorola, Inc.                                                          1,606,326
                                      36,600    Qualcomm, Inc.                                                          1,341,390
                                       6,100    Scientific-Atlanta, Inc.                                                  172,142
                                      18,705    Tellabs, Inc. (a)                                                         136,547
                                                                                                                    -------------
                                                                                                                        9,580,366
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.7%        46,000    Apple Computer, Inc. (a)                                                1,916,820
                                     100,200    Dell, Inc. (a)                                                          3,849,684
                                      96,808    EMC Corp. (a)                                                           1,192,675
                                      14,900    Gateway, Inc. (a)                                                          60,047
                                     154,810    Hewlett-Packard Co.                                                     3,396,531
                                      65,800    International Business Machines Corp.                                   6,012,804
                                       4,100    Lexmark International, Inc. Class A (a)                                   327,877
                                       7,500    NCR Corp. (a)                                                             253,050
                                      14,500    Network Appliance, Inc. (a)                                               401,070
                                     260,400    Sun Microsystems, Inc. (a)                                              1,052,016
                                                                                                                    -------------
                                                                                                                       18,462,574
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%      1,600    Fluor Corp.                                                                88,688
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%          1,900    Vulcan Materials Co.                                                      107,977
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.2%               49,800    American Express Co.                                                    2,558,226
                                       8,500    Capital One Financial Corp.                                               635,545
                                      50,900    MBNA Corp.                                                              1,249,595
                                      43,600    Providian Financial Corp. (a)                                             748,176
                                      15,200    SLM Corp.                                                                 757,568
                                                                                                                    -------------
                                                                                                                        5,949,110
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%          2,100    Pactiv Corp. (a)                                                           49,035
                                       3,300    Sealed Air Corp. (a)                                                      171,402
                                                                                                                    -------------
                                                                                                                          220,437
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                    4,200    Genuine Parts Co.                                                         182,658
---------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                206,813    Citigroup, Inc.                                                     $   9,294,176
Services - 3.2%                      167,563    JPMorgan Chase & Co.                                                    5,797,680
                                       5,900    Moody's Corp.                                                             477,074
                                       4,900    SPDR Trust Series 1 (d)                                                   578,200
                                                                                                                    -------------
                                                                                                                       16,147,130
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         32,100    AT&T Corp.                                                                601,875
Services- 2.5%                         4,994    Alltel Corp.                                                              273,921
                                     108,200    BellSouth Corp.                                                         2,844,578
                                      14,800    CenturyTel, Inc.                                                          486,032
                                      13,400    Citizens Communications Co.                                               173,396
                                      72,300    Qwest Communications International Inc. (a)(f)                            267,510
                                     132,000    SBC Communications, Inc.                                                3,127,080
                                      29,186    Sprint Corp.                                                              663,982
                                     110,200    Verizon Communications, Inc.                                            3,912,100
                                                                                                                    -------------
                                                                                                                       12,350,474
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%             25,400    Ameren Corp.                                                            1,244,854
                                      12,300    American Electric Power Co., Inc.                                         418,938
                                      12,200    Centerpoint Energy, Inc.                                                  146,766
                                       4,200    Cinergy Corp.                                                             170,184
                                      29,800    Consolidated Edison, Inc.                                               1,256,964
                                       7,000    DTE Energy Co.                                                            318,360
                                      13,100    Edison International                                                      454,832
                                       7,200    Entergy Corp.                                                             508,752
                                      29,224    Exelon Corp.                                                            1,341,089
                                      13,200    FPL Group, Inc.                                                           529,980
                                      10,264    FirstEnergy Corp.                                                         430,575
                                      41,100    PG&E Corp.                                                              1,401,510
                                       5,200    PPL Corp.                                                                 280,748
                                       3,700    Pinnacle West Capital Corp.                                               157,287
                                       9,800    Progress Energy, Inc.                                                     411,110
                                      26,100    The Southern Co.                                                          830,763
                                       7,900    TECO Energy, Inc.                                                         123,872
                                       9,200    Xcel Energy, Inc.                                                         158,056
                                                                                                                    -------------
                                                                                                                       10,184,640
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%            4,100    American Power Conversion Corp.                                           107,051
                                       1,900    Cooper Industries Ltd. Class A                                            135,888
                                      18,500    Emerson Electric Co.                                                    1,201,205
                                      16,800    Rockwell Automation, Inc.                                                 951,552
                                                                                                                    -------------
                                                                                                                        2,395,696
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                 109,900    Sanmina-SCI Corp. (a)                                                     573,678
& Instruments- 0.2%                   24,100    Solectron Corp. (a)                                                        83,627
                                       9,600    Symbol Technologies, Inc.                                                 139,104
                                       3,600    Tektronix, Inc. (a)                                                        88,308
                                                                                                                    -------------
                                                                                                                          884,717
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                     3,800    BJ Services Co.                                                           197,144
Services - 1.2%                       10,800    Baker Hughes, Inc.                                                        480,492
                                      38,300    Halliburton Co.                                                         1,656,475
                                       3,300    Nabors Industries Ltd. (a)                                                195,162
                                       7,500    National Oilwell Varco, Inc. (a)                                          350,247
                                       3,200    Noble Corp.                                                               179,872
                                      22,000    Schlumberger Ltd.                                                       1,550,560
                                      30,500    Transocean, Inc. (a)                                                    1,569,530
                                                                                                                    -------------
                                                                                                                        6,179,482
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.4%        9,800    Albertson's, Inc.                                                         202,370
                                      32,700    CVS Corp. (f)                                                           1,720,674
                                      16,400    Costco Wholesale Corp.                                                    724,552
                                      23,700    The Kroger Co. (a)                                                        379,911
                                         100    Safeway, Inc. (a)                                                           1,853
                                       5,400    Supervalu, Inc.                                                           180,090
                                     143,200    Wal-Mart Stores, Inc.                                                   7,175,752
                                      38,600    Walgreen Co.                                                            1,714,612
                                                                                                                    -------------
                                                                                                                       12,099,814
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                  55,000    Archer-Daniels-Midland Co.                                              1,351,900
                                      17,100    Campbell Soup Co.                                                         496,242
                                      12,100    HJ Heinz Co.                                                              445,764
                                      20,500    The Hershey Co.                                                         1,239,430
                                      13,700    Kellogg Co.                                                               592,799
                                       5,400    McCormick & Co., Inc.                                                     185,922
                                      69,000    Sara Lee Corp.                                                          1,529,040
                                       7,600    Wm. Wrigley Jr. Co.                                                       498,332
                                                                                                                    -------------
                                                                                                                        6,339,429
---------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                   6,500    KeySpan Corp.                                                       $     253,305
                                       1,800    Nicor, Inc.                                                                66,762
                                          15    NiSource, Inc.                                                                342
                                       1,500    Peoples Energy Corp.                                                       62,880
                                                                                                                    -------------
                                                                                                                          383,289
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                    700    Bausch & Lomb, Inc.                                                        51,310
& Supplies - 2.1%                     21,500    Baxter International, Inc.                                                730,570
                                       8,500    Becton Dickinson & Co.                                                    496,570
                                       7,900    Biomet, Inc.                                                              286,770
                                      31,200    Boston Scientific Corp. (a)                                               913,848
                                      14,400    CR Bard, Inc.                                                             980,352
                                       6,200    CTI Molecular Imaging, Inc. (a)                                           125,674
                                      28,000    Closure Medical Corp. (a)                                                 747,600
                                      12,900    Guidant Corp.                                                             953,310
                                       6,200    Hospira, Inc. (a)                                                         200,074
                                      46,400    Medtronic, Inc.                                                         2,364,080
                                       2,000    Millipore Corp. (a)                                                        86,800
                                       5,100    PerkinElmer, Inc.                                                         105,213
                                      30,600    St. Jude Medical, Inc. (a)                                              1,101,600
                                      12,900    Stryker Corp.                                                             575,469
                                       6,500    Thermo Electron Corp. (a)                                                 164,385
                                       8,700    Zimmer Holdings, Inc. (a)                                                 676,947
                                                                                                                    -------------
                                                                                                                       10,560,572
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                 13,200    Aetna, Inc. New Shares (a)                                                989,339
& Services - 2.8%                      5,700    AmerisourceBergen Corp.                                                   326,553
                                       4,800    Apria Healthcare Group, Inc. (a)                                          154,080
                                      29,755    Cardinal Health, Inc.                                                   1,660,329
                                      32,709    Caremark Rx, Inc. (a)                                                   1,301,164
                                       8,600    Cigna Corp.                                                               767,980
                                      13,900    HCA, Inc.                                                                 744,623
                                      14,400    Humana, Inc. (a)                                                          459,936
                                      49,150    IMPAC Medical Systems, Inc. (a)                                         1,168,787
                                      39,193    IMS Health, Inc.                                                          955,917
                                       1,000    Manor Care, Inc.                                                           36,360
                                      27,500    McKesson Corp.                                                          1,038,125
                                      12,714    Medco Health Solutions, Inc. (a)                                          630,233
                                         100    Quest Diagnostics                                                          10,513
                                      18,600    Tenet Healthcare Corp. (a)                                                214,458
                                      25,056    UnitedHealth Group, Inc.                                                2,389,841
                                      11,900    WellPoint, Inc. (a)                                                     1,491,665
                                                                                                                    -------------
                                                                                                                       14,339,903
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                 43,800    Argosy Gaming Co. (a)                                                   2,011,296
Leisure - 2.0%                        14,131    Caesars Entertainment, Inc. (a)                                           279,652
                                      18,927    Carnival Corp.                                                            980,608
                                       2,200    Darden Restaurants, Inc.                                                   67,496
                                         553    Harrah's Entertainment, Inc.                                               35,713
                                       9,900    Hilton Hotels Corp.                                                       221,265
                                      22,100    Mandalay Resort Group (a)                                               1,557,829
                                      21,700    Marriott International, Inc. Class A                                    1,450,862
                                      46,800    McDonald's Corp.                                                        1,457,352
                                      14,300    Starbucks Corp. (a)                                                       738,738
                                       8,400    Starwood Hotels & Resorts Worldwide, Inc.                                 504,252
                                       4,500    Wendy's International, Inc.                                               175,680
                                       9,100    Yum! Brands, Inc.                                                         471,471
                                                                                                                    -------------
                                                                                                                        9,952,214
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%              1,900    Black & Decker Corp.                                                      150,081
                                       5,800    Fortune Brands, Inc.                                                      467,654
                                         800    KB HOME                                                                    93,968
                                       3,700    Leggett & Platt, Inc.                                                     106,856
                                       3,300    Maytag Corp.                                                               46,101
                                       6,400    Newell Rubbermaid, Inc.                                                   140,416
                                       8,300    Pulte Homes, Inc.                                                         611,129
                                       2,300    Snap-On, Inc.                                                              73,117
                                       3,000    The Stanley Works                                                         135,810
                                       2,600    Whirlpool Corp.                                                           176,098
                                                                                                                    -------------
                                                                                                                        2,001,230
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.6%              6,300    Clorox Co.                                                                396,837
                                      23,700    Colgate-Palmolive Co.                                                   1,236,429
                                      21,500    Kimberly-Clark Corp.                                                    1,413,195
                                      96,327    Procter & Gamble Co. (f)                                                5,105,331
                                                                                                                    -------------
                                                                                                                        8,151,792
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

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                    25,900    Automatic Data Processing, Inc.                                     $   1,164,205
                                           6    Cognizant Technology Solutions Corp. (a)                                      277
                                      21,000    Computer Sciences Corp. (a)                                               962,850
                                       5,800    Convergys Corp. (a)                                                        86,594
                                      16,600    Electronic Data Systems Corp.                                             343,122
                                      30,555    First Data Corp.                                                        1,201,117
                                      10,050    Fiserv, Inc. (a)                                                          399,990
                                      45,738    Meta Group, Inc. (a)                                                      456,465
                                      11,600    Paychex, Inc.                                                             380,712
                                       2,000    Sabre Holdings Corp. Class A                                               43,760
                                      27,500    Sungard Data Systems, Inc. (a)                                            948,750
                                      13,400    Unisys Corp. (a)                                                           94,604
                                                                                                                    -------------
                                                                                                                        6,082,446
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.9%       19,300    3M Co.                                                                  1,653,817
                                     423,000    General Electric Co.                                                   15,253,380
                                       7,100    Textron, Inc.                                                             529,802
                                      65,842    Tyco International Ltd.                                                 2,225,460
                                                                                                                    -------------
                                                                                                                       19,662,459
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                      30,200    ACE Ltd.                                                                1,246,354
                                       3,300    AMBAC Financial Group, Inc.                                               246,675
                                      35,900    Aflac, Inc.                                                             1,337,634
                                      27,700    The Allstate Corp.                                                      1,497,462
                                     103,375    American International Group, Inc.                                      5,728,009
                                       6,100    Chubb Corp.                                                               483,547
                                       6,645    Cincinnati Financial Corp.                                                289,788
                                      24,300    Hartford Financial Services Group, Inc.                                 1,666,008
                                       3,100    Jefferson-Pilot Corp.                                                     152,055
                                      25,300    Lincoln National Corp.                                                  1,142,042
                                       9,700    Loews Corp.                                                               713,338
                                       7,600    MBIA, Inc.                                                                397,328
                                          42    Manulife Financial Corp.                                                    2,013
                                      18,700    Marsh & McLennan Cos., Inc.                                               568,854
                                      26,900    Metlife, Inc.                                                           1,051,790
                                       8,100    The Progressive Corp.                                                     743,256
                                      20,700    Prudential Financial, Inc.                                              1,188,180
                                      26,629    The St. Paul Travelers Cos., Inc.                                         978,083
                                       4,300    Torchmark Corp.                                                           224,460
                                      11,900    UnumProvident Corp.                                                       202,538
                                       5,500    XL Capital Ltd. Class A                                                   398,035
                                                                                                                    -------------
                                                                                                                       20,257,449
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%      53,600    eBay, Inc. (a)                                                          1,997,136
---------------------------------------------------------------------------------------------------------------------------------
Internet Software &                   44,432    Yahoo!, Inc. (a)                                                        1,506,245
Services - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                    3,800    Brunswick Corp.                                                           178,030
Products - 0.1%                        7,000    Hasbro, Inc.                                                              143,150
                                      16,500    Mattel, Inc.                                                              352,275
                                                                                                                    -------------
                                                                                                                          673,455
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                      12,500    Caterpillar, Inc.                                                       1,143,000
                                         500    Cummins, Inc.                                                              35,175
                                      14,200    Danaher Corp.                                                             758,422
                                      22,100    Deere & Co.                                                             1,483,573
                                      19,000    Eaton Corp.                                                             1,242,600
                                       3,700    ITT Industries, Inc.                                                      333,888
                                      11,200    Illinois Tool Works, Inc.                                               1,002,736
                                       5,400    Ingersoll-Rand Co. Class A                                                430,110
                                         900    Navistar International Corp. (a)                                           32,760
                                       7,000    Paccar, Inc.                                                              506,730
                                       1,100    Pall Corp.                                                                 29,832
                                      14,500    Parker Hannifin Corp.                                                     883,340
                                       3,920    Thomas Industries, Inc.                                                   155,389
                                                                                                                    -------------
                                                                                                                        8,037,555
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.8%                          19,700    Clear Channel Communications, Inc.                                        679,059
                                      85,457    Comcast Corp. Class A (a)                                               2,886,737
                                      10,300    Gannett Co., Inc.                                                         814,524
                                      16,800    Interpublic Group of Cos., Inc. (a)                                       206,304
                                       1,200    Knight-Ridder, Inc.                                                        80,700
                                       7,700    The McGraw-Hill Cos., Inc.                                                671,825
                                       4,200    Meredith Corp.                                                            196,350
                                      72,339    Metro-Goldwyn-Mayer, Inc. (a)                                             864,451
                                     113,376    News Corp. Class A                                                      1,918,322
                                      27,400    News Corp. Class B                                                        482,514
                                       8,700    Omnicom Group                                                             770,124
                                      16,638    Pulitzer, Inc.                                                          1,060,340
                                     182,325    Time Warner, Inc. (a)                                                   3,199,804
                                      11,450    Tribune Co.                                                               456,512

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
                                      14,800    Univision Communications, Inc. Class A (a)                          $     409,812
                                       2,562    Viacom, Inc. Class A                                                       89,772
                                      65,335    Viacom, Inc. Class B                                                    2,275,618
                                      78,200    Walt Disney Co.                                                         2,246,686
                                           1    Washington Post Class B                                                       894
                                                                                                                    -------------
                                                                                                                       19,310,348
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%                31,500    Alcoa, Inc.                                                               957,285
                                       1,900    Allegheny Technologies, Inc.                                               45,809
                                      17,700    Newmont Mining Corp.                                                      747,825
                                       6,400    Nucor Corp.                                                               368,384
                                       1,000    Phelps Dodge Corp.                                                        101,730
                                                                                                                    -------------
                                                                                                                        2,221,033
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated         60,700    The AES Corp. (a)                                                         994,266
Power - 0.8%                           7,700    CMS Energy Corp. (a)                                                      100,408
                                       1,200    Calpine Corp. (a)                                                           3,360
                                       9,500    Constellation Energy Group, Inc.                                          491,150
                                      13,200    Dominion Resources, Inc.                                                  982,476
                                       9,700    Duke Energy Corp.                                                         271,697
                                      13,400    Dynegy, Inc. Class A (a)                                                   52,394
                                           1    National Grid Transco Plc (g)                                                  47
                                       9,600    Public Service Enterprise Group, Inc.                                     522,144
                                       9,400    Sempra Energy                                                             374,496
                                                                                                                    -------------
                                                                                                                        3,792,438
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                4,500    Big Lots, Inc. (a)                                                         54,090
                                       3,300    Dillard's, Inc. Class A                                                    88,770
                                       8,500    Dollar General Corp.                                                      186,235
                                       3,800    Family Dollar Stores, Inc.                                                115,368
                                      15,189    Federated Department Stores                                               966,628
                                       9,400    JC Penney Co., Inc.                                                       488,048
                                      12,000    Kohl's Corp. (a)                                                          619,560
                                      26,411    The May Department Stores Co.                                             977,735
                                       3,800    Nordstrom, Inc.                                                           210,444
                                       4,255    Sears Holdings Corp. (a)                                                  566,644
                                      33,700    Target Corp.                                                            1,685,674
                                                                                                                    -------------
                                                                                                                        5,959,196
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%             34,200    Xerox Corp. (a)                                                           518,130
---------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 7.3%                       2,100    Amerada Hess Corp.                                                        202,041
                                      28,800    Apache Corp.                                                            1,763,424
                                       2,800    Ashland, Inc.                                                             188,916
                                      20,900    Burlington Resources, Inc.                                              1,046,463
                                      83,324    ChevronTexaco Corp.                                                     4,858,622
                                      26,551    ConocoPhillips                                                          2,863,260
                                      40,790    Devon Energy Corp.                                                      1,947,723
                                       9,600    EOG Resources, Inc.                                                       467,904
                                      25,600    El Paso Corp.                                                             270,848
                                     258,000    Exxon Mobil Corp.                                                      15,376,800
                                      26,000    Kaneb Services LLC (f)                                                  1,108,900
                                       4,900    Kinder Morgan, Inc.                                                       370,930
                                      35,100    Marathon Oil Corp.                                                      1,646,892
                                      30,000    Occidental Petroleum Corp.                                              2,135,100
                                       2,900    Sunoco, Inc.                                                              300,208
                                       8,100    Unocal Corp.                                                              499,689
                                      19,600    Valero Energy Corp.                                                     1,436,092
                                       4,167    XTO Energy, Inc.                                                          136,833
                                                                                                                    -------------
                                                                                                                       36,620,645
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%        32,600    Georgia-Pacific Corp.                                                   1,156,974
                                       4,400    Louisiana-Pacific Corp.                                                   110,616
                                       8,379    MeadWestvaco Corp.                                                        266,620
                                      23,800    Weyerhaeuser Co.                                                        1,630,300
                                                                                                                    -------------
                                                                                                                        3,164,510
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%              44,994    The Gillette Co.                                                        2,271,297
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.9%                60,000    Abbott Laboratories                                                     2,797,200
                                       5,300    Allergan, Inc.                                                            368,191
                                      77,500    Bristol-Myers Squibb Co.                                                1,973,150
                                      45,100    Eli Lilly & Co.                                                         2,349,710
                                      29,900    Eon Labs, Inc. (a)                                                        904,176
                                     118,786    Johnson & Johnson                                                       7,977,668
                                       9,800    King Pharmaceuticals, Inc. (a)                                             81,438
                                      88,302    Merck & Co., Inc.                                                       2,858,336
                                       8,600    Mylan Laboratories                                                        152,392
                                     300,140    Pfizer, Inc.                                                            7,884,678
                                       5,200    Schering-Plough Corp.                                                      94,380
                                       4,400    Watson Pharmaceuticals, Inc. (a)                                          135,212
                                      54,800    Wyeth                                                                   2,311,464
                                                                                                                    -------------
                                                                                                                       29,887,995
---------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%                       400    Apartment Investment & Management Co. Class A                       $      14,880
                                       7,800    Archstone-Smith Trust                                                     266,058
                                      14,400    Equity Office Properties Trust                                            433,872
                                       7,700    Equity Residential                                                        248,017
                                      42,806    Kramont Realty Trust                                                    1,001,660
                                       4,100    Plum Creek Timber Co., Inc.                                               146,370
                                      29,800    Prime Group Realty Trust (a)                                              213,368
                                       5,000    Prologis                                                                  185,500
                                       7,000    Simon Property Group, Inc.                                                424,060
                                                                                                                    -------------
                                                                                                                        2,933,785
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                    33,100    Burlington Northern Santa Fe Corp.                                      1,785,083
                                       8,700    CSX Corp.                                                                 362,355
                                      16,000    Norfolk Southern Corp.                                                    592,800
                                      12,600    Union Pacific Corp.                                                       878,220
                                                                                                                    -------------
                                                                                                                        3,618,458
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor        11,500    Advanced Micro Devices, Inc. (a)                                          185,380
Equipment - 2.9%                      44,800    Altera Corp. (a)                                                          886,144
                                      12,800    Analog Devices, Inc. (a)                                                  462,592
                                      63,200    Applied Materials, Inc. (a)                                             1,027,000
                                      12,400    Applied Micro Circuits Corp. (a)                                           40,796
                                       9,300    Broadcom Corp. Class A (a)                                                278,256
                                      38,233    Dupont Photomasks, Inc. (a)                                             1,019,674
                                         100    Freescale Semiconductor, Inc. Class B (a)                                   1,725
                                     291,100    Intel Corp.                                                             6,762,253
                                       6,100    Kla-Tencor Corp. (a)                                                      280,661
                                      15,300    LSI Logic Corp. (a)                                                        85,527
                                       9,400    Linear Technology Corp.                                                   360,114
                                      10,697    Maxim Integrated Products, Inc.                                           437,186
                                      24,400    Micron Technology, Inc. (a)                                               252,296
                                      10,500    National Semiconductor Corp. (a)                                          216,405
                                       2,800    Novellus Systems, Inc. (a)                                                 74,844
                                       7,100    PMC - Sierra, Inc. (a)                                                     62,480
                                       7,700    Teradyne, Inc. (a)                                                        112,420
                                      68,800    Texas Instruments, Inc.                                                 1,753,712
                                      13,900    Xilinx, Inc. (a)                                                          406,297
                                                                                                                    -------------
                                                                                                                       14,705,762
---------------------------------------------------------------------------------------------------------------------------------
Software - 4.8%                       18,200    Adobe Systems, Inc.                                                     1,222,494
                                      12,300    Ascential Software Corp. (a)                                              227,919
                                       9,300    Autodesk, Inc.                                                            276,768
                                      22,900    BMC Software, Inc. (a)                                                    343,500
                                      24,600    Citrix Systems, Inc. (a)                                                  585,972
                                      30,105    Computer Associates International, Inc.                                   815,846
                                      15,700    Compuware Corp. (a)                                                       113,040
                                     125,730    Creo Products Inc. (a)                                                  2,019,224
                                      11,100    Electronic Arts, Inc. (a)                                                 574,758
                                       5,700    Intuit, Inc. (a)                                                          249,489
                                      89,134    MAPICS, Inc. (a)                                                        1,134,676
                                       1,800    Mercury Interactive Corp. (a)                                              85,284
                                     412,100    Microsoft Corp.                                                         9,960,457
                                      61,039    Nassda Corp. (a)                                                          406,520
                                      15,000    Novell, Inc. (a)                                                           89,400
                                     198,400    Oracle Corp. (a)                                                        2,476,032
                                      11,000    Parametric Technology Corp. (a)                                            61,490
                                      12,300    Siebel Systems, Inc. (a)                                                  112,299
                                      15,206    Symantec Corp. (a)                                                        324,344
                                      71,501    Tecnomatix Technologies Ltd. (a)                                        1,214,087
                                     108,741    Vastera, Inc. (a)                                                         318,611
                                      70,058    Verisity Ltd. (a)                                                         835,792
                                      28,693    Veritas Software Corp. (a)                                                666,251
                                                                                                                    -------------
                                                                                                                       24,114,253
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.5%                9,200    Autonation, Inc. (a)                                                      174,248
                                       2,000    Autozone, Inc. (a)                                                        171,400
                                       9,700    Bed Bath & Beyond, Inc. (a)                                               354,438
                                      10,500    Best Buy Co., Inc.                                                        567,105
                                       2,500    Circuit City Stores, Inc.                                                  40,125
                                      25,800    The Gap, Inc.                                                             563,472
                                      85,900    Home Depot, Inc.                                                        3,284,816
                                      19,474    Limited Brands                                                            473,218
                                      29,200    Lowe's Cos., Inc.                                                       1,667,028
                                      47,700    Office Depot, Inc. (a)                                                  1,057,986
                                       6,600    OfficeMax, Inc.                                                           221,100
                                       6,300    RadioShack Corp.                                                          154,350
                                       5,400    The Sherwin-Williams Co.                                                  237,546
                                      23,100    Staples, Inc.                                                             726,033

Master Enhanced S&P 500 Series
Schedule of Investments as of March 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
Industry*                        Shares Held    Common Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
                                      49,900    TJX Cos., Inc.                                                      $   1,229,037
                                      67,200    Toys "R" Us, Inc. (a)                                                   1,731,072
                                                                                                                    -------------
                                                                                                                       12,652,974
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             4,900    Jones Apparel Group, Inc.                                                 164,101
Goods - 0.3%                           4,300    Liz Claiborne, Inc.                                                       172,559
                                       9,200    Nike, Inc. Class B                                                        766,452
                                       6,200    VF Corp.                                                                  366,668
                                                                                                                    -------------
                                                                                                                        1,469,780
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                    43,100    Countrywide Financial Corp.                                             1,399,026
Finance - 1.6%                        38,500    Fannie Mae (f)                                                          2,096,325
                                      27,820    Freddie Mac                                                             1,758,224
                                      25,200    Golden West Financial Corp.                                             1,524,600
                                       2,200    MGIC Investment Corp.                                                     135,674
                                      35,191    Washington Mutual, Inc.                                                 1,390,045
                                                                                                                    -------------
                                                                                                                        8,303,894
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%                        82,800    Altria Group, Inc.                                                      5,414,292
                                       4,400    UST, Inc.                                                                 227,480
                                                                                                                    -------------
                                                                                                                        5,641,772
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication            66,792    Nextel Communications, Inc. Class A (a)                                 1,898,229
Services - 0.5%                       13,273    Western Wireless Corp. Class A (a)                                        503,843
                                                                                                                    -------------
                                                                                                                        2,402,072
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Common Stocks
                                                (Cost - $415,706,584) - 92.8%                                         467,786,439
---------------------------------------------------------------------------------------------------------------------------------

                                                Preferred Stocks
---------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 0.3%                       7,716    Amerada Hess Corp., 7% (e)                                                647,295
                                      13,924    Valero Energy Corp., 2% (e)                                             1,011,231
                                                                                                                    -------------
                                                                                                                        1,658,526
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Preferred Stocks
                                                (Cost - $1,079,800) - 0.3%                                              1,658,526
---------------------------------------------------------------------------------------------------------------------------------

                                  Face Amount   Fixed Income Securities
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                $ 475,000   Genzyme Corp., 1.25% due 12/01/2023 (e)                                   482,125
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%       291,000   Tyco International Group SA, 3.125%                                       460,508
                                                due 1/15/2023 (e)
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Fixed Income Securities
                                                (Cost - 936,196) - 0.2%                                                   942,633
---------------------------------------------------------------------------------------------------------------------------------

                          Beneficial Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                 $ 34,539,731   Merrill Lynch Liquidity Series, LLC Cash Sweep                         34,539,731
                                                Series I (b)
                                   11,190,850   Merrill Lynch Liquidity Series, LLC Money Market Series (b)(c)         11,190,850
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Short-Term Securities
                                                (Cost - $45,730,581) - 9.1%                                            45,730,581
---------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments  (Cost - $463,453,161**) - 102.4%                   516,118,179

                                                Liabilities in Excess of Other Assets - (2.4%)                        (12,105,149)
                                                                                                                    -------------
                                                Net Assets - 100.0%                                                 $ 504,013,030
                                                                                                                    =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                        $ 470,572,494
                                                            =============
      Gross unrealized appreciation                         $  53,710,501
      Gross unrealized depreciation                            (8,164,816)
                                                            -------------
      Net unrealized appreciation                           $  45,545,685
                                                            =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                               Interest/Dividend
      Affiliate                                Net Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                      34,500      $       224
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series l                     $17,831,127      $   154,809
      Merrill Lynch Liquidity Series, LLC
        Money Market Series l                   $11,190,850      $     3,025
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Represents ownership in S&P 500 SPDR Trust, a registered unit investment trust. The investment objective of the S&P 500 SPDR Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stock.
(e)   Convertible Security.
(f)   Security, or a portion of security, is on loan.
(g)   Depositary Receipts.

      Financial futures contracts purchased as of March 31, 2005 were as follows:

      Number of                                                              Unrealized
      Contracts      Issue            Expiration Date      Face Value        Depreciation
      -----------------------------------------------------------------------------------
            193      S&P 500 Index       June 2005         $57,123,175       $ (1,414,725)
      -----------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: May 23, 2005